Accounts Receivable (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Accounts Receivable
Accounts receivable	$ 696,184	4,319,541	4,510,727
Less: Allowance for doubtful accounts	(40,376)	(250,514)	(286,997)
Total accounts receivable, net	$ 655,808	4,069,027	4,223,730